UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00594

General Securities, Incorporated
(Exact name of Registrant as specified in charter)

7701 France Avenue South, Suite 500
Edina, MN 55435
(Address of principal executive offices) (Zip code)

Craig H. Robinson
General Securities, Incorporated
7701 France Avenue South, Suite 500
Edina, MN 55435
(Name and address of agent for service)

(888) 494-5677
Registrant's telephone number, including area code

Date of fiscal year end: November 30th

Date of reporting period: August 31, 2004

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Item 1. Schedule of Investments.

Statement of Net Assets August 31, 2004 (Unaudited)
ASSETS

	Number of	Market
	shares	value (a)
Investment securities (percentages
represent value of investments compared to total net assets):

Common Stocks (99.85%)
Aerospace/Defense (1.95%)
Boeing Co. (c)	3,900	$ 203,658
Lockheed Martin Corp. (c)	3,600	193,608
		397,266
Air Freight & Couriers (1.13%)
FedEx Corp.	2,800	229,572

Airlines (.73%)
Southwest Airlines Co.	10,000	148,200

Auto Components (.94%)
Johnson Controls, Inc. (b)	3,400	191,420

Automobiles (1.77%)
General Motors Corp.	3,700	152,847
Harley-Davidson, Inc. (c)	3,400	207,468
		360,315
Banking (4.77%)
Bank of America Corp. (b)	6,200	278,876
Northern Trust Corp.	5,000	215,250
SunTrust Banks, Inc.	3,400	231,540
Wells Fargo & Co.	4,200	246,750
		972,416
Beverages (1.97%)
Anheuser-Busch Cos., Inc. (c)	3,800	200,640
PepsiCo, Inc. (c)	4,000	200,000
		400,640
Biotechnology (1.25%)
Amgen, Inc. (d)	4,300	254,947

Chemicals (3.53%)
Air Products & Chemicals, Inc.	3,900	204,282
Dow Chemical Co. (c)	3,800	162,678
E.I. du Pont de Nemours & Co. (c)	4,200	177,492
Monsanto Co. (c)	4,800	175,680
		720,132
Commercial Services & Supplies (2.94%)
Cendant Corp. (c)	8,900	192,507
First Data Corp.	4,900	207,025
Waste Management, Inc.	7,200	200,088
		599,620
Communications Equipment (2.41%)
Cisco Systems, Inc. (c)(d)	9,000	168,840
Corning, Inc. (d)	16,300	164,956
Motorola, Inc. (c)	9,700	156,655
		490,451
Computer Peripherals (2.62%)
Dell, Inc. (d)	5,700	198,588
Hewlett-Packard Co. (b)	7,900	141,331
International Business Machines Corp.	2,300	194,787
		534,706
Containers & Packaging (.91%)
Bemis Co., Inc. (b)	7,000	185,010

Statement of Net Assets August 31, 2004 (Unaudited) continued
ASSETS

	Number of	Market
	shares	value (a)
Diversified Financials (7.35%)
American Express Co.	4,000	$ 200,080
Citigroup, Inc.	4,900	228,242
Fannie Mae	3,200	238,240
JPMorgan Chase & Co. (b)	10,100	399,758
MBNA Corp. (c)	8,400	202,776
Merrill Lynch & Co., Inc. (b)	4,500	229,815
		1,498,911
Diversified Telecommunications (2.55%)
AT&T Corp.	8,800	130,064
BellSouth Corp. (c)	7,100	189,996
Verizon Communications, Inc.	5,100	200,175
		520,235
Electric Utilities (3.98%)
Entergy Corp. (c)	3,900	235,170
FPL Group, Inc. (c)	3,500	242,200
Progress Energy, Inc. (c)	4,000	175,560
Southern Co.	5,200	157,820
		810,750
Electrical Equipment (1.04%)
Emerson Electric Co.	3,400	211,650

Electronic Equipment & Services (1.46%)
Agilent Technologies, Inc. (c)(d)	6,400	131,200
Solectron Corp. (d)	32,100	165,636
		296,836
Energy Equipment & Services (1.19%)
Halliburton Co. (c)	8,300	242,111

Food & Drug Retailing (1.00%)
Walgreen Co. (b)	5,600	204,120

Food Products (2.11%)
Hershey Foods Corp. (b)	4,200	202,776
Sara Lee Corp.	10,300	227,939
		430,715
Health Care Equipment & Supplies (2.84%)
Baxter International, Inc. (c)	9,200	280,968
Medtronic, Inc. (c)	6,000	298,500
		579,468
Health Care Providers & Services (.98%)
Cardinal Health, Inc. (c)	4,400	198,880

Hotels, Restaurants & Leisure (2.05%)
Marriott International, Inc. - Class A	4,600	218,270
Starbucks Corp. (c)(d)	4,600	198,904
		417,174
Household Durables (1.88%)
Black & Decker Corp. (c)	3,000	206,790
Whirlpool Corp.	2,900	177,306
		384,096
Household Products (1.04%)
Procter & Gamble Co. (b)	3,800	212,686

Industrial Conglomerates (3.12%)
General Electric Co. (c)	6,700	219,693
Honeywell International, Inc. (c)	5,600	201,488
3M Co. (b)	2,600	214,136
		635,317
Insurance (5.10%)
American International Group, Inc.	3,800	270,712
Marsh & McLennan Cos., Inc.	5,300	236,857
MetLife, Inc.	7,600	283,100
Progressive Corp.	3,100	248,930
		1,039,599

Statement of Net Assets August 31, 2004 (Unaudited) continued
ASSETS

	Number of	Market
	shares	value (a)
Internet & Catalog Retail (1.06%)
eBay, Inc. (c)(d)	2,500	$ 216,350

Internet Software & Services (.98%)
Yahoo!, Inc. (b)(d)	7,000	199,570

IT Consulting & Services (1.07%)
Computer Sciences Corp. (d)	4,700	217,845

Leisure Equipment & Producers (1.07%)
Eastman Kodak Co. (c)	7,400	218,892

Machinery (2.83%)
Caterpillar, Inc. (b)	2,600	189,020
Deere & Co. (c)	2,900	183,483
Eaton Corp. (b)	3,400	205,190
		577,693
Media (2.82%)
Knight-Ridder, Inc.	2,800	180,404
Time Warner, Inc. (c)(d)	12,700	207,645
Walt Disney Co. (c)	8,300	186,335
		574,384
Metals & Mining (1.85%)
Alcoa, Inc.	5,600	181,328
Nucor Corp. (c)	2,500	195,725
		377,053
Multiline Retail (2.65%)
Sears, Roebuck & Co.	3,900	149,292
Target Corp.	4,500	200,610
Wal-Mart Stores, Inc.	3,600	189,612
		539,514
Multi-Utilities (1.09%)
Duke Energy Corp. (c)	10,000	221,400

Office Electronics (.97%)
Xerox Corp. (c)(d)	14,700	197,421

Oil & Gas (3.79%)
Anadarko Petroleum Corp. (c)	4,400	260,568
ChevronTexaco Corp. (c)	2,600	253,500
Exxon Mobil Corp. (c)	5,600	258,160
		772,228
Paper & Forest Products (.88%)
International Paper Co.	4,500	180,090

Personal Products (1.00%)
Gillette Co. (c)	4,800	204,000

Pharmaceuticals (4.19%)
Johnson & Johnson (c)	5,200	302,120
Merck & Co., Inc.	6,300	283,311
Pfizer, Inc. (c)	8,200	267,894
		853,325
Semiconductor Equipment & Products (2.53%)
Analog Devices, Inc.	4,100	142,352
Applied Materials, Inc. (d)	7,900	125,531
Intel Corp.	6,400	136,256
Texas Instruments, Inc.	5,700	111,378
		515,517
Software (2.50%)
Intuit, Inc. (d)	3,800	160,702
Microsoft Corp. (c)	7,500	204,750
Oracle Corp. (c)(d)	14,500	144,565
		510,017

Statement of Net Assets August 31, 2004 (Unaudited) continued
ASSETS

	Number of	Market
	shares	value (a)
Specialty Retail (2.89%)
Best Buy Co., Inc.	3,500	$ 162,820
Home Depot, Inc.	5,700	208,392
Staples, Inc.	7,600	217,968
		589,180
Textiles & Apparel (1.07%)
NIKE, Inc. - Class B (c)	2,900	218,399

Total common stock (cost $17,346,668)		20,350,121

Receivable for investments sold		36,788
Receivable from advisor		8,890
Prepaid expenses		33,950
Dividends receivable		42,655
Total assets		20,472,404

LIABILITIES
Accrued investment advisory fees		33,562
Accrued management administration fees		21,130
Other accrued expenses		37,695
Total liabilities		92,387
Net assets applicable to outstanding capital stock		$ 20,380,017

Represented by:
Capital stock - authorized 10,000,000 shares of $0.01
par value per share; outstanding 1,708,071 shares		$ 17,081
Capital surplus		17,062,435
Undistributed net investment income		30,629
Accumulated net realized gains on investments		266,419
Unrealized net appreciation of investments		3,003,453
Net assets applicable to outstanding capital stock		$ 20,380,017
Net asset value per share of outstanding capital stock		$ 11.93

See accompanying notes to investment securities list and financial statements.

NOTES TO INVESTMENT SECURITIES LIST:
(a) Investment securities are valued by the procedures described in note 1 to the financial statements.
(b) Holding increased in fiscal 2004.
(c) Holding decreased in fiscal 2004.
(d) Non-income producing securities.
(e) At August 31, 2004, the cost of securities for federal income tax purposes was $17,402,511, and the aggregate unrealized
appreciation and depreciation based on that cost was:
Unrealized appreciation		$ 3,631,620
Unrealized depreciation		(684,010)
		$ 2,947,610

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) General Securities, Incorporated

By (Signature and Title)_/s/ Craig H. Robinson_____________________
Craig H. Robinson, President and Treasurer

Date 10/25/04__________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)* Craig H. Robinson__________________________
Craig H. Robinson, President and Treasurer

Date _10/25/04_________________________________________________

* Print the name and title of each signing officer under his or her signature.

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